Derivatives and embedded derivatives - Schedule of derivative instruments in statement of financial position, fair value (Parenthetical) (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Derivative Instrument Detail [Abstract]
Embedded derivatives in fair value hedging	$ 1.4